Other general administrative expenses (Tables)	12 Months Ended
Dec. 31, 2024
Selling, general and administrative expense [abstract]
Schedule of detail of other general administrative expenses
The detail of Other general administrative expenses is as follows:

EUR million
	2024	2023	2022
Technology and systems	2,622	2,471	2,473
Property, fixtures and supplies (note 2.k)	846	818	804
Technical reports	737	809	785
Advertising	540	603	559
Taxes other than income tax	556	570	559
Communications	404	414	410
Surveillance and cash courier services	345	337	336
Per diems and travel expenses	239	218	163
Insurance premiums	102	95	108
Other administrative expenses	2,021	2,180	2,174
	8,412	8,515	8,371

Schedule of technical reports includes the fees paid by various Group companies
Technical reports includes the fees from the various Group companies (detailed in the accompanying appendices) for the services provided by their respective auditors, the detail being as follows:

EUR million
	2024	2023	2022
Audit	120.1	117.5	115.4
Audit-related services	13.6	8.6	6.4
Tax services	0.9	1.6	0.5
All other	7.4	5.9	4.8
Total	142.0	133.6	127.1

Schedule of number of offices
The number of offices according to their geographical location at 31 December 2024, 2023 and 2022 is as follows:

Number of branches
	Group
	2024	2023	2022
Spain	1,877	1,924	1,966
Group	6,134	6,594	7,053
	8,011	8,518	9,019